Fees Summary	Oct. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,694,000
Previously Paid Amount	0.00
Total Fee Amount	2,555.85
Total Offset Amount	0.00
Net Fee	2,555.85
Narrative - Max Aggregate Offering Price	$ 16,694,000
Final Prospectus	true